As filed with the Securities and Exchange Commission on or about June 13, 2001

                                        Securities Act Registration No. 33-17450
                                Investment Company Act Registration No. 811-5341

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [   ]
         Pre-Effective Amendment No.                                    [   ]
                                     ------
         Post-Effective Amendment No.   20                              [ X ]
                                      -------
                                                                and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [   ]
         Amendment No.    21                                            [ X ]
                       -------
                        (Check appropriate box or boxes)

                           STRONG DISCOVERY FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                          53051
(Address of Principal Executive Offices)                             (Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 359-3400
                             Elizabeth N. Cohernour
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)

     It is proposed that this filing will become effective (check appropriate box).

     [X] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on (date) pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 13th day of June, 2001.

                            STRONG DISCOVERY FUND, INC.
                            (Registrant)


                            By: /S/ ELIZABETH N. COHERNOUR
                            ----------------------------------------------------
                            Elizabeth N. Cohernour, Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

                     NAME                                          TITLE                           DATED AS OF


                                                Chairman of the Board (Principal Executive
/s/ Richard S. Strong                           Officer) and a Director                           June 13, 2001
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Richard S. Strong

                                                Treasurer (Principal Financial and
/s/ John W. Widmer                              Accounting Officer)                               June 13, 2001
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John W. Widmer


                                                Director                                          June 13, 2001
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Marvin E. Nevins*


                                                Director                                          June 13, 2001
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Willie D. Davis*


                                                Director                                          June 13, 2001
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William F. Vogt*


                                                Director                                          June 13, 2001
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Stanley Kritzik*


                                                Director                                          June 13, 2001
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Neal Malicky*



* Cathleen A. Ebacher signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A.


                                   By:/S/ CATHLEEN A. EBACHER
                                   ---------------------------------------------
                                   Cathleen A. Ebacher

                                  EXHIBIT INDEX

                                                                                                         EDGAR
  EXHIBIT NO.                                        EXHIBIT                                          EXHIBIT NO.
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(g)               Custodian and Remote Access Agreement                                           EX-99.g
